NOTE 8. STOCK BASED COMPENSATION - Significant Assumptions (Details) (Quarterly Report)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Quarterly Report
Annual Dividend
Expected Life (in years)	5 years
Risk Free Interest Rate	0.78%
Expected Volatility	325.25%